Fees Summary	Apr. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,380,708.90
Previously Paid Amount	0.00
Total Fee Amount	1,895.49
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,895.49
Narrative - Max Aggregate Offering Price	$ 12,380,708.90
Final Prospectus	true